Share capital (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Company's Issued and Outstanding Share Capital

Issued and outstanding

Shares Outstanding	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	53,563,844	127,489,844	127,483,148	—	—	—	—	308,536,836
2010 Reorganization	(53,563,844)	(127,489,844)	(127,483,148)	433,676,686	5,478,596	—	85,044,901	215,663,347
Participant Equity Loan Plan	—	—	—	—	—	(57,500)	—	(57,500)
Initial Public Offering	—	—	—	(433,676,686)	38,830,000	—	(5,580,706)	(400,427,392)

March 31, 2011	—	—	—	—	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	—	—	—	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	—	—	—	—	(2,327,486)	—	—	(2,327,486)

March 31, 2012	—	—	—	—	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	—	—	—	—	(217,500)	—	(217,500)
Stock-based compensation	—	—	—	—	115,015	25,298	—	140,313
Shares repurchased for cancellation	—	—	—	—	(574,954)	—	—	(574,954)

March 31, 2013	—	—	—	—	41,521,171	(410,502)	79,464,195	120,574,864

Stated Amount	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	$41,166	$120,108	$—	$—	$—	$—	$—	$161,274
Participant Equity Loan Plan	2,122	—	—	—	6,369	(160)	—	8,331
2010 Reorganization	(43,288)	(120,108)	—	413,616	3,156	—	160,242	413,618
Initial Public Offering	—	—	—	(413,616)	474,047	—	78,165	138,596

March 31, 2011	$—	$—	$—	$—	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	—	—	—	—	568	(433)	—	135
Repurchase of Common Shares	—	—	—	—	(25,555)	—	—	(25,555)

March 31, 2012	$—	$—	$—	$—	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	—	—	—	—	996	(316)	—	680
Stock-based compensation	—	—	—	—	557	69	—	626
Shares repurchased for cancellation	—	—	—	—	(5,435)	—	—	(5,435)

March 31, 2013	$—	$—	$—	$—	$454,703	$(840)	$238,407	$692,270